Supplement to the Fidelity® Growth
Company Fund
January 29, 2002
Prospectus

Shareholder Meeting. It is anticipated that on or about June 19, 2002, a meeting of the shareholders of Fidelity Growth Company Fund will be held to vote on various proposals. Shareholders of record on April 22, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

GCF-02-01 April 22, 2002
1.734042.101

Supplement to the Fidelity® Aggressive Growth Fund
January 29, 2002
Prospectus

Shareholder Meeting. It is anticipated that on or about June 19, 2002, a meeting of the shareholders of Fidelity Aggressive Growth Fund will be held to vote on various proposals. Shareholders of record on April 22, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FEG-02-01 April 22, 2002
1.708161.106

Supplement to the Fidelity® New Millennium Fund®
January 29, 2002
Prospectus

Shareholder Meeting. It is anticipated that on or about June 19, 2002, a meeting of the shareholders of Fidelity New Millennium Fund will be held to vote on various proposals. Shareholders of record on April 22, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

NMF-02-01 April 22, 2002
1.729577.102